This is filed pursuant to Rule 497(c).
File Nos. 333-41461 and 811-08529.

                              MEMORIAL FUNDS [LOGO]


                                   Prospectus

                                   MAY 1, 2002

                              GOVERNMENT BOND FUND

                              Institutional Shares


                        Shares of the Fund are offered to
                investors without any sales charge or Rule 12b-1
                              (distribution) fees.











           The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                      prospectus is accurate or complete.
           Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Risk/Return Summary                                                 2

Performance                                                         4

Fee Table                                                           5

Investment Objectives, Principal Investment Strategies and
Principal Risks                                                     5

Management                                                          6

Your Account                                                        9

General Information                                                 9
Buying Shares                                                      10
Selling Shares                                                     12
Exchange Privileges                                                13

Other Information                                                  15

Financial Highlights                                               16

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

Concepts to Understand

A Debt or Fixed Income Security is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity

A Bond is a debt security with a long-term maturity, usually 10 years or longer

Maturity means the date at which a debt security is due and payable

Duration is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 100-basis point change in yield.

United States Government Security is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association

Investment Goal High level of income consistent with maximum credit protection and moderate fluctuation in principal value.

Principal Investment Strategy Under normal circumstances, 100 percent of Government Bond Fund's (the "Fund") portfolio holdings will be fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Intermediate Government Bond Index.

Principal Risks of Investing in the Fund

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

o The Fund's share price, yield and total return could fluctuate in response to bond market movements
o The value of most bonds could fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls
o The default of an issuer could leave the Fund with unpaid interest or principal
o The Fund may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts
o    The sub-adviser's judgment as to the value of a bond proves to be wrong

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

o    You seek income
o    You are pursuing a long-term goal

The Fund may not be appropriate for you if:

o You want an investment that pursues market trends or focuses only on particular sectors or industries
o    You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provide some indication of the risks of investing in the Fund by showing how performance varies from year to year and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

GOVERNMENT BOND FUND

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

           1999                 2000                    2001
           -2.39%               12.12%                  6.81%



During the period shown in the chart, the highest quarterly return was 5.86% (for the quarter ended September 2001) and the lowest quarterly return was -0.69% (for the quarter ended June 1999). Through March 31, 2001, the year to date unannualized return for the Fund was 4.79%.

The following table compares the Fund's average annual total returns as of December 31, 2001 to the Lehman Brothers Intermediate Government Bond Index and Lehman Brothers U.S. Government Bond Index.


                                                           1 Year     Since
                                                                    Inception(1)
Government Bond Fund
     Return Before Taxes                                    6.81%     6.38%
     Return After Taxes on Distributions(2)                 4.82%     4.12%
     Return After Taxes on Distributions and
       Sale of Fund Shares                                  4.12%     3.97%
Lehman Brothers Intermediate Government Bond Index
     (reflects  no deduction for fees, expenses or taxes)   8.42%     6.93%
Lehman Brothers U.S. Government Bond Index (3)
     (reflects no deduction for fees, expenses or taxes)    7.24%     6.89%


(1)      Since March 31, 1998.
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Redemption Fee                                                          None
Exchange Fee                                                            None
Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
Management Fees                                                         0.23%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.85%
        Shareholder Services Fees                             0.25%
        Miscellaneous                                         0.60%
Total Annual Fund Operating Expenses                                    1.08%


(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.


Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

            1 Year           3 Years          5 Years          10 Years
            $110              $343             $595             $1,317

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

Investment Objective

The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

Under normal circumstances, 100 percent of the Fund's portfolio holdings will be fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Intermediate Government Bond Index which was 3.28 years as of March 31, 2002.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the par value of an issuer or other objective measure of the issuer's worth.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which this Fund invests. For a Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

Adviser

Since January 1, 2001, Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.23% of the average daily net assets of Government Bond Fund. Prior to January 1, 2001, the Adviser had not previously served as an investment adviser for a registered investment company. The Adviser presently manages private accounts in the amount of $45 million.

Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors ("CRA") (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts 02154. CRA provides data regarding, and analyses of, sub-adviser performance with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the subadviser. CRA may also make sub-adviser recommendations to the Adviser as required

Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Eagle Asset Management, Inc. ("Eagle"), under which Eagle serves as the Fund's sub-adviser. The Adviser has retained Eagle to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

Eagle, 880 Carillon Parkway, St. Petersburg, FL 33716, manages the portfolio of Government Bond Fund. As of December 31, 2001, Eagle managed over $5.8 billion in client assets. The Fund's portfolio manager is Mr. Joseph G. Blanton. Mr. Blanton is a Senior Vice President and Managing Director of Eagle and has portfolio management responsibilities for Fixed Income accounts. Mr. Blanton was appointed Managing Director in 1999. Mr. Blanton has been associated with Eagle since 1986. From October 1986 to present, Mr. Blanton is a Registered Representative with Raymond James & Associates.

SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Other Service Providers

InCap Group, Inc. ("InCap"), through its subsidiaries, provides distribution, administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund. As of March 31, 2002, InCap provided services to investment companies and collective investment funds with assets of approximately $800 million.

InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

InCap Service Company ("ISC") is the Fund's administrator, fund accountant, transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by ISC and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust. Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Contact the Fund

Write to us at:
   Memorial Funds
   P.O. Box 844
   Conshohocken, PA 19428

Overnight Address
   Memorial Funds
   555 North Lane, Suite 6160
   Conshohocken, PA 19428

Telephone us
Toll-Free at:
   (888) 263-5593

Wire investments
(or ACH payments) to:
   First Union National Bank
   Philadelphia, PA
   ABA # 031201467
   For Credit to:
   Account # 2000011241830
   Further Credit:
   The Memorial Funds -
     Government Bond Fund
   (Your Name)
   (Your Account Number)

GENERAL INFORMATION
--------------------------------------------------------------------------------

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after ISC receives your completed application. If ISC receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the last reported sales price. If market quotations are not readily available, the Fund values securities at fair value, as determined by the board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES
--------------------------------------------------------------------------------

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

      Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

      Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, ISC will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

      Wires Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

              TYPE OF ACCOUNT                            REQUIREMENT

   INDIVIDUAL, SOLE PROPRIETORSHIP AND      o   Instructions must be
   JOINT ACCOUNTS                               signed by all
   Individual accounts are owned by one         persons required to
   person, as are sole proprietorship           sign exactly as
   accounts.  Joint accounts have two           their names appear
   or more owners (tenants)                     on the account

   GIFTS OR  TRANSFERS TO A MINOR (UGMA,      o   Depending on state laws,
   UTMA)                                          you can set up a
   These custodial accounts provide a             custodial account
   way to give money to a child and               under the UGMA or
   obtain tax benefits                            the UTMA

                                              o   The custodian must sign
                                                  instructions in a
                                                  manner indicating
                                                  custodial capacity

   BUSINESS ENTITIES                          o   Submit  a  Corporate/
                                                  Organization Resolution form
                                                  or similar document

   TRUSTS                                     o   The  trust must be
                                                  established before
                                                  an account can be
                                                  opened
                                              o   Provide a certified trust
                                                  document, or the pages
                                                  from the trust document
                                                  that identify the trustees

Investment Procedures

         How to Open an Account                   How to Add to Your Account

BY CHECK                                      BY CHECK

o     Call or write us for an                 o  Fill out an investment
      account application (and  a                slip from a confirmation
      Corporate/Organization                     statement or write us a letter
      Resolution form, if applicable)         o  Write your account number
o     Complete the application (and              on your check
      resolution form)                        o  Mail us the slip (or your
o     Mail us your application (and              letter) and a check
      resolution form) and a check

BY WIRE                                       BY WIRE

o     Call or write us for an                 o  Call to notify us of your
      account application (and  a                incoming wire
      Corporate/Organization                  o  Instruct your bank to wire
      Resolution form, if applicable)            your money to us
o     Complete the application (and
      resolution form)
o     Call us to fax the completed
      application (and resolution
      form) and we will assign you
      an account number
o     Mail us your original
      application
o     Instruct your bank to wire
      your money to us

BY ACH PAYMENT                                BY SYSTEMATIC INVESTMENT

o     Call or write us for an                 o  Complete the Systematic
      account application (and a                 Investment section of the
      Corporate/Organization                     application
      Resolution form, if applicable)         o  Attach a voided check to
o     Complete the application (and              your application
      resolution form)                        o  Mail us the completed
o     Call us to fax the completed               application and the voided
      application (and resolution                check
      form) and we will assign you
      an account number
o     Mail us your original
      application (and resolution form)
o     Make an ACH payment

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or ISC, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES
--------------------------------------------------------------------------------

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you recently purchased your shares by check and the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

                      How To Sell Shares from Your Account

By Mail

o    Prepare a written request including:
        o    Your name(s) and signature(s)
        o    Your account number
        o    The Fund name
        o    The dollar amount or number of shares you want to sell
        o    How and where to send your  proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation

 By Wire

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail")

By Telephone

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o Your account number
        o Exact name(s) in which the account is  registered
        o Additional  form of identification
o Your proceeds will be:
        o Mailed to you or
        o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

Systematically

o    Complete the systematic withdrawal  section  of  the  application
o    Attach  a  voided  check  to your  application
o    Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as ISC takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

Small Accounts If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts ISC will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless ISC determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to ISC will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES
--------------------------------------------------------------------------------

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as ISC takes reasonable measures to verify that the order is genuine.

                                How to Exchange
By Mail

o    Prepare a written request including:
        o Your  name(s) and  signature(s)
        o Your  account  number
        o The names of the funds you are exchanging
        o The dollar  amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o    Mail us your request and  documentation

By Telephone

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o Your account number
        o Exact  name(s)  in  which  account  is  registered
        o  Additional  form  of identification

OTHER INFORMATION
-------------------------------------------------------------------------------

Distributions

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditors' report are included in the Annual Report, which is available upon request, without charge.

                                                      Year Ended

                                    12/31/01    12/31/00   12/31/99   2/31/98(1)

Selected Data for a Single Share
Beginning Net Asset Value            $10.09       $9.50     $10.25     $10.00
Income From Investment Operations
  Net investment income               0.50        0.53       0.51       0.39
  Net gain (loss) on securities
  (realized and unrealized)           0.17        0.59       -0.75      0.39
Total From Investment Operations      0.67        1.12       -0.24      0.78
Less Distributions
  From net investment income          -0.49       -0.53      -0.51      -0.39
  From capital gain                     -           -          -        -0.14
Total Distributions                   -0.49       -0.53      -0.51      -0.53
Ending Net Asset Value               $10.27      $10.09      $9.50     $10.25
Other Information
Ratios to Average Net Assets
  Expenses                            0.86%       0.75%      0.73%    0.73%(2)
  Expenses (gross)                    1.08%       0.87%      0.79%    0.85%(2)
  Net investment income               4.93%       5.51%      5.17%    5.05%(2)
Total Return (3)                      6.81%      12.12%     -2.39%      7.96%
Portfolio Turnover Rate               118%         50%         25%       114%
Net Assets at End of Period (in      $17,058     $40,501   $69,082    $65,676
thousands)

(1)  Institutional Shares of the Fund commenced operations on March 30, 1998.
(2)  Annualized.
(3) Total return would have been lower had certain expenses not been reduced during the period shown.

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
      Each Fund will provide annual and semi-annual reports to shareholders that will provide additional information about the Fund's
      investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.



                       STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.



                              CONTACTING THE FUNDS
       You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

                                 MEMORIAL FUNDS
                                  P.O. Box 844
                             Conshohocken, PA 19428
                                 (888) 263-5593



           SECURITIES AND EXCHANGE COMMISSION INFORMATION
       You can also review each Fund's reports, SAI and other information about the Fund at the Public Reference Room of the Securities and
      Exchange Commission ("SEC"). The scheduled hours of operation of the
        Public Reference Room may be obtained by calling the SEC at (202)
         942-8090. You can get copies of this information, for a fee, by
                           e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

       Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.


                    Investment Company Act File No. 811-8529

                              MEMORIAL FUNDS [LOGO]


                              GOVERNMENT BOND FUND

                               GROWTH EQUITY FUND

                               VALUE EQUITY FUND


                                 Memorial Funds
                           555 North Lane, Suite 6160
                           Conshohocken, PA 19428-2245
                                 (888) 263-5593

                              MEMORIAL FUNDS [LOGO]


                                   Prospectus

                                   MAY 1, 2002

                               GROWTH EQUITY FUND

                              Institutional Shares


             Shares of the Fund are  offered  to  investors  without  any  sales charge or Rule 12b-1 (distribution) fees.











              The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                         prospectus is accurate or complete.
              Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Risk/Return Summary                                                          2

Performance                                                                  3

Fee Table                                                                    4

Investment Objectives, Principal Investment Strategies and
Principal Risks                                                              4

Management                                                                   5

Your Account                                                                 8

General Information                                                          8
Buying Shares                                                                8
Selling Shares                                                              11
Exchange Privileges                                                         12

Subadviser Past Performance                                                 14

Other Information                                                           16

Financial Highlights                                                        17

Risk/Return Summary
--------------------------------------------------------------------------------

Concepts to Understand

Growth Investing means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors

Market Capitalization of a company means the value of the company's common stock in the stock market

Investment Goal Long-term capital appreciation.

Principal Investment Strategy Growth Equity Fund (the "Fund") uses a "growth investing" style by investing under normal circumstances at least 80 percent of its net assets in the common stock of domestic companies that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Principal Risks of Investing in the Fund

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

o    The stock market goes down
o    The stock market continues to undervalue the stocks in the Fund's portfolio
o    The sub-adviser's judgment as to the value of a stock proves to be wrong
o    The Fund's particular investment style falls out of favor with the market

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

o You are willing to tolerate significant changes in the value of your investment
o    You are  pursuing  a  long-term  goal
o    You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

o You want an investment that pursues market trends or focuses only on particular sectors or industries
o You need regular income or stability of principal o You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provide some indication of the risks of investing in the Fund by showing how performance varies from year to year and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

Growth Equity Fund

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

                1999              2000              2001
                24.44%            -5.66%            -15.82%

During the period shown in the chart, the highest quarterly return was 15.94% (for the quarter ended December 1999) and the lowest quarterly return was -15.20% (for the quarter ended March 2001). Through March 31, 2002, the year to date unannualized return for the Fund was 0.94%.

The following table compares the Fund's average annual total returns as of December 31, 2001 to the S&P 500 Index and the Russell 1000 Growth Index.

                                                  1 Year     Since Inception (1)
Growth Equity Fund
    Return Before Taxes                           -15.82%          4.86%
    Return After Taxes on Distributions(2)        -15.92%          1.67%
    Return After Taxes on Distributions and
      Sale of Fund Shares                          -9.63%          3.21%
S&P 500 Index (3)
    (reflects  no deduction  for fees,
    expenses or taxes)                            -11.89%          2.62%
Russell 1000 Growth Index (4)
   (reflects  no deduction  for fees,
   expenses or taxes)                             -20.42%         -0.04%

(1)  Since March 30, 1998.
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, the subadviser believes that the S&P 500 Index more accurately represents the Fund's industry diversification, capitalization range and risk characteristics.
(4) The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                 None
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on Reinvested
  Distributions                                                  None
Redemption Fee                                                   None
Exchange Fee                                                     None
Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
Management Fees                                                  0.35%
Distribution (12b-1) Fees                                        None
Other Expenses                                                   1.12%
   Shareholder Services Fees                          0.25%
   Miscellaneous                                      0.87%
Total Annual Fund Operating Expenses                             1.47%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemptions at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

        1 Year               3 Years              5 Years              10 Years
         $150                  $465                 $803                $1,757

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

Investment Objective

The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80 percent of its net assets in the common stock of domestic companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the sub-adviser's opinion, generally unrecognized or misperceived by the market. The sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the sub-adviser to be of comparable quality.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

Adviser

Since January 1, 2001, Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.35% of the average daily net assets of the Fund. Prior to January 1, 2001, the Adviser had not previously served as an investment adviser for a registered investment company. The Adviser presently manages private accounts in the amount of $45 million.

Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors ("CRA") (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts 02154. CRA provides data regarding, and analyses of, sub-adviser performance with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-adviser. CRA may also make sub-adviser recommendations to the Adviser as required.

Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Davis Hamilton Jackson & Associates, L.P. ("DHJA"), under which DHJA serves as the Fund's sub-adviser. The Adviser has retained DHJA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

DHJA, Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of Growth Equity Fund. DHJA currently manages approximately $3.5 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. Robert C. Davis is the Fund's portfolio manager. Mr. Davis is a co-founder of DHJA and has been in portfolio management since 1969. Prior to founding DHJA, he was President and Managing Director of Citicorp Investment Management, Inc. Mr. Davis holds a Masters in Arts in Economics from the University of Texas at Arlington.

SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Other Service Providers

InCap Group, Inc. ("InCap"), through its subsidiaries, provides distribution, administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund. As of March 31, 2002, InCap provided services to investment companies and collective investment funds with assets of approximately $800 million.

InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

InCap Service Company ("ISC") is the Fund's administrator, fund accountant, transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by ISC and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust. Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Contact the Fund

Write to us at:
  Memorial Funds
  P.O. Box 844
  Conshohocken, PA 19428

Overnight Address
  Memorial Funds
  555 North Lane, Suite 6160
  Conshohocken, PA 19428

Telephone us
Toll-Free at:
  (888) 263-5593

Wire investments (or ACH payments) to:
  First Union National Bank
  Philadelphia, PA
  ABA #031201467
  For Credit to:
  Account # 2000011241830
  Further Credit:
  The Memorial Funds -
   Growth Equity Fund
  (Your Name)
  (Your Account Number)

General Information

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after ISC receives your completed application. If ISC receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the last reported sales price. If market quotations are not readily available, the Fund values securities at fair value, as determined by the Board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

Buying Shares

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

    Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

    Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, ISC will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

    Wires Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

  TYPE OF ACCOUNT                          REQUIREMENT

INDIVIDUAL, SOLE                  o    Instructions must be
PROPRIETORSHIP AND JOINT               signed by all
ACCOUNTS                               persons required to
Individual accounts are                sign exactly as
owned by one person, as                their names appear
are sole proprietorship                on the account
accounts.  Joint accounts
have two or more owners
(tenants)

GIFTS OR TRANSFERS TO A           o    Depending on state
MINOR (UGMA, UTMA)                     laws, you can set up
These custodial accounts               a custodial account
provide a way to give                  under the UGMA or
money to a child and                   the UTMA
obtain tax benefits               o    The custodian must
                                       sign instructions in
                                       a manner indicating
                                       custodial capacity

BUSINESS ENTITIES                 o    Submit a Corporate/Organization
                                       Resolution form or similar
                                       document

TRUSTS                            o    The trust must be
                                       established before
                                       an account can be
                                       opened
                                  o    Provide a certified
                                       trust document, or
                                       the pages from the
                                       trust document that
                                       identify the trustees

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                  HOW TO ADD TO YOUR ACCOUNT

BY CHECK                          BY CHECK

o    Call or write us for         o    Fill out an investment
     an account                        slip from a
     application (and a                confirmation statement
     Corporate/Organization            or write us a letter
     Resolution form, if          o    Write your account
     applicable)                       number on your check
o    Complete the                 o    Mail us the slip (or
     application (and                  your letter) and a
     resolution form)                  check
o    Mail us your
     application (and
     resolution form) and
     a check

BY WIRE                           BY WIRE

o    Call or write us for         o    Call to notify us of
     an account                        your incoming wire
     application (and a           o    Instruct your bank
     Corporate/Organization            to wire your money to
     Resolution form, if               us
     applicable)
o    Complete the
     application (and
     resolution form)
o    Call us to fax the
     completed application
     (and resolution form)
     and we will assign
     you an account number
o    Mail us your original
     application (and
     resolution form)
o    Instruct your bank to
     wire your money to us

BY ACH PAYMENT                    BY SYSTEMATIC INVESTMENT

o    Call or write us for         o    Complete the Systematic
     an account                        Investment section of the
     application (and a                application
     Corporate/Organization       o    Attach a voided check to
     Resolution form, if               your application
     applicable)                  o    Mail us the completed
o    Complete the                      application and the
     application (and                  voided check
     resolution form)
o    Call us to fax the
     completed application
     (and resolution form)
     and we will assign
     you an account number
o    Mail us your original
     application (and
     resolution form)
o    Make an ACH payment

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or ISC, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you recently purchased your shares by check and the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

                      How To Sell Shares from Your Account
By Mail

o    Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o Mail us your request and documentation

By Wire

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail")

By Telephone

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o  Your account number
     o  Exact name(s) in which  the  account is registered
     o  Additional form of identification
o    Your proceeds will be:
     o  Mailed to you or
     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

Systematically

o    Complete the systematic withdrawal section of the application
o Attach a voided check to your application o Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as ISC takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o    Written  requests to redeem  $100,000 or more
o    Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts ISC will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless ISC determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to ISC will be reinvested and the checks will be canceled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as ISC takes reasonable measures to verify that the order is genuine.

                                 How to Exchange
By Mail

o    Prepare a written request including:
     o Your name(s) and signature(s)
     o  Your account number
     o  The names of the funds you are exchanging
     o  The dollar  amount or number of shares you want to sell (and  exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation

By Telephone

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o  Your account number
     o  Exact name(s) in which account is registered
     o  Additional form of identification

SUBADVISER PAST PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table set forth the performance data relating to the historical performance of the private account clients (i.e., non-investment company clients) managed by Davis Hamilton Jackson & Associates, L.P. ("DHJA"), sub-adviser of the Fund. The private accounts of DHJA have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. DHJA does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. The composite includes all substantially similar private accounts managed by DHJA. While DHJA is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the sub-adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.

You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.

The following chart and table show the composite performance data of DHJA's private accounts for the period ended December 31, 2001.

                          Average Annual Total Returns

        -15.70          -0.30            12.90           13.80
        1 Year          3 Years         5 Years         10 Years


                         DHJA's Composite    S&P 500      Russell 1000 Growth
Year(s)                   for the Growth     Index(2)           Index(3)
                         Equity Style (1)
1 Year (2001)                -15.7%          -11.9%             -20.4%
3 Years (1999-2001)(4)        -0.3%           -1.1%              -6.3%
5 Years (1997-2001)(4)        12.9%           10.7%               8.3%
10  Years  (1992-2001)(4)     13.8%           12.9%              10.8%
1997                          34.9%           33.3%              30.5%
1998                          37.5%           28.6%              38.7%
1999                          24.4%           21.0%              33.1%
2000                          -5.6%           -9.2%              22.4%
2001                         -15.7%          -11.9%             -20.4%

(1) The presentation above describes and contains sixty-seven (67) accounts valued, as of December 31, 2001, at $1,308 million. DHJA's results for the period of January 1, 1990 through December 31, 1992 were valued monthly and the composites were equally weighted. DHJA's results for the period from January 1, 1993 through December 31, 2001 are valued monthly and the composites are asset weighted. The composite for the time period of January 1, 1990 through December 31, 2001 does not include those portfolios that maintained restrictions which prohibited DHJA from managing those accounts in a manner substantially similar to the investment objectives, investment policies and strategies of the Fund.

(2) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, DHJA believes that the S&P 500 Index more accurately represents the private account's industry diversification, capitalization range and risk characteristics.
(3) The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.
(4)  Average annual returns through December 31, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditors' report are included in the Annual Report, which is available upon request, without charge.

                                                      Year Ended

                                 12/31/01    12/31/00  12/31/99  12/31/98(1)
Selected Data for a Single
Share
Beginning Net Asset Value          $9.26      $12.50    $11.49     $10.00
Income From Investment
Operations
  Net investment income              -        -0.01      -0.01      0.01
  Net gain (loss) on
  securities (realized
  and unrealized)                  -1.47      -0.69      2.67       2.09
Total From Investment              -1.47      -0.70      2.66       2.10
Operations
Less Distributions
  From net investment income         -          -      -0.00(2)     -0.01
  From capital gain                -0.02      -2.54      -1.56      -0.60
  Return of capital                  -          -        -0.09        -
Total Distributions                -0.02      -2.54      -1.65      -0.61
Ending Net Asset Value             $7.77      $9.26     $12.50     $11.49
Other Information
Ratios to Average Net Assets
  Expenses                         1.11%      1.00%      1.00%    1.00%(3)
  Expenses (gross)                 1.47%      1.18%      1.09%    1.19%(3)
  Net investment income           -0.06%      -0.11%    -0.10%    0.16%(3)
Total Return (4)                  -15.82%     -5.66%    24.44%     20.97%
Portfolio Turnover Rate             52%        78%       108%       135%
Net Assets at End of Period
(in thousands)                    $9,289     $29,889    $41,833    $26,426

(1)   Institutional Shares of the Fund commenced operations on March 30, 1998.
(2)   Distributions per share were $.00055.
(3)   Annualized.
(3) Total return would have been lower had certain expenses not been reduced during the period shown.

FOR MORE INFORMATION



                           Annual/Semi-Annual Reports
            Each Fund will provide annual and semi-annual reports to
           shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you
               will find a discussion of the market conditions and
          investment strategies that significantly affected the Fund's performances during their last fiscal year.



                   Statement of Additional Information ("SAI")
                The SAI provides more detailed information about
                   each Fund and is incorporated by reference
                              into this Prospectus.



                              Contacting the Funds
                    You can get free copies of both reports
             and the SAI, request other information and discuss your
                  questions about each Fund by contacting your
                             broker or the Funds at:

                                 MEMORIAL FUNDS
                                  P.O. Box 844
                             Conshohocken, PA 19428
                                 (888) 263-5593



                 Securities and Exchange Commission Information
                You can also review each Fund's reports, SAI and
                 other information about the Fund at the Public
                  Reference Room of the Securities and Exchange
                   Commission ("SEC"). The scheduled hours of
                  operation of the Public Reference Room may be
                 obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                          e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

       Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-8529

                              MEMORIAL FUNDS [LOGO]


                              Government Bond Fund

                               Growth Equity Fund

                                Value Equity Fund


                                 Memorial Funds
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                 (888) 263-5593



#302962

                              MEMORIAL FUNDS [LOGO]

                                   Prospectus

                                   MAY 1, 2002

                                Value Equity Fund

                              Institutional Shares


                   Shares of the Fund are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.









   The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Risk/Return Summary                                                            2

Performance                                                                    3

Fee Table                                                                      4

Investment Objectives, Principal Investment Strategies and Principal Risks     4

Management                                                                     5

Your Account                                                                   9
General Information                                                            9
Buying Shares                                                                 10
Selling Shares                                                                11
Exchange Privileges                                                           13

Sub-adviser Past Performance                                                  14

Other Information                                                             15

Financial Highlights                                                          16

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

Concepts to Understand

Value Investing means to invest in stocks whose prices are low relative to stocks of comparable companies

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors

Price/Earnings   Ratio   means  the  ratio  of  a   company's   current   market
capitalization divided by annual earnings per share

Market capitalization of a company means the value of the company's common stock in the stock market

Investment Goal Long-term capital appreciation.

Principal Investment Strategy Value Equity Fund (the "Fund") uses a "value investing" style by investing under normal circumstances at least 80 percent of its net assets in the common stock of domestic companies that its sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Principal Risks of Investing in the Fund

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

o    The stock market goes down
o    The stock market continues to undervalue the stocks in the Fund's portfolio
o    The sub-adviser's judgment as to the value of a stock proves to be wrong
o    The Fund's particular investment style falls out of favor with the market

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

o You are willing to tolerate significant changes in the value of your investment
o    You are  pursuing  a  long-term  goal
o    You are  willing  to accept  higher
     short-term risk

The Fund may not be appropriate for you if:

o You want an investment that pursues market trends or focuses only on particular sectors or industries
o    You need regular income or stability of principal
o    You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provide some indication of the risks of investing in the Fund by showing how performance varies from year to year and how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance and does not necessarily indicate future results.

Value Equity Fund

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

                          1999        2000         2001
                        -3.96%       6.20%       14.08%

During the period shown in the chart, the highest quarterly return was11.65% (for the quarter ended December 2001) and the lowest quarterly return was -11.65% (for the quarter ended September 1999). Through March 31, 2002, the year to date unannualized return for the Fund was 17.87%.

The following table compares the Fund's average annual total returns as of December 31, 2001 to the S&P/Barra Value Index and the Russell 1000 Value Index.

                                                                       Since
                                                        1 Year      Inception(1)
Value Equity Fund
   Return Before Taxes                                   14.08%        1.86%
   Return After Taxes on Distributions(2)                13.46%        1.40%
   Return After Taxes on Distributions and
     Sale of Fund Shares                                  8.55%        1.24%
S&P/Barra Value Index(3)
   (reflects no deduction for fees, expenses or taxes)  -11.68%        2.38%
Russell 1000 Value Index (4)
   (reflects no deduction for fees, expenses or taxes)   -5.59%        3.33%

(1)  Since March 30, 1998.
(2) After-tax returns are an estimate which is calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The S&P/Barra Value Index tracks stocks in the S&P 500 Index with lower price-to-book ratios. One cannot invest directly in the index. While both the S&P/Barra Value Index and the Russell 1000 Value Index are shown, the sub-adviser believes that the S&P/Barra Value Index more accurately represents the Fund's industry diversification, capitalization range and risk characteristics.
(4) The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions             None
Redemption Fee                                                              None
Exchange Fee                                                                None

Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
Management Fees                                                            0.35%
Distribution (12b-1) Fees                                                  None
Other Expenses                                                             1.47%
     Shareholder Services Fees                                0.25%
     Miscellaneous                                            1.22%
Total Annual Fund Operating Expenses                                       1.82%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 as stated as a percentage of net assets.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemptions at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

       1 Year            3 Years             5 Years              10 Years
        $185              $573                $985                 $2,137

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

Investment Objective

The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

Principal Investment Strategies

The Fund seeks to attain its objective by investing under normal circumstances at least 80 percent of its net assets in common stocks of domestic companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.

Principal Investment Risks

Generally There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

Adviser

Since January 1, 2001, Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 875, Houston, Texas 77057, has served as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers. For its services, the Adviser receives an advisory fee at an annual rate of 0.35% of the average daily net assets of the Fund. Prior to January 1, 2001, the Adviser had not previously served as an investment adviser for a registered investment company. The Adviser presently manages private accounts in the amount of $45 million.

Investment Consultant

To assist it in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors ("CRA") (formerly known as Wellesley Group, Inc.), 800 South Street, Waltham, Massachusetts 02154. CRA provides data regarding, and analyses of, sub-adviser performance with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the sub-adviser. CRA may also make sub-adviser recomendations to the Adviser as required.

Sub-adviser/Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with PPM America, Inc. ("PPM"), under which PPM serves as the Fund's sub-adviser. The Adviser has retained PPM to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience follow:

PPM, 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the portfolio of Value Equity Fund. PPM presently manages approximately $52 billion in assets. PPM's equity team manages approximately $5.2 billion in large cap value assets for various institutional clients based in the U.S. and abroad. PPM utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund, as they deem appropriate, in the pursuit of the Fund's objectives.

SEC Exemptive Order

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with the sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Other Service Providers

InCap Group, Inc., ("InCap"), through its subsidiaries, provides distribution, administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund. As of March 31, 2002, InCap provided services to investment companies and collective investment funds with assets of approximately $800 million.

InCap Securities, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

InCap Service Company ("ISC") is the Fund's administrator, fund accountant, transfer agent and dividend disbursing agent.

Shareholder Services Plan

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. MGI performs certain shareholder services not provided by ISC and is paid fees at an annual rate of 0.25 percent of the aggregate average daily net asset value of the shares of the Fund owned by investors for which MGI maintains a servicing relationship.

Fund Expenses

The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among the four series of the Trust. Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------
How to Contact the Fund

Write to us at:
   Memorial Funds
   P.O. Box 844
   Conshohocken, PA 19428

Overnight address:
   Memorial Funds
   555 North Lane, Suite 6160
   Conshohocken, PA 19428

Telephone us
Toll-Free at:
   (888) 263-5593

Wire investments
(or ACH payments) to:
   First Union National Bank
   Philadelphia, PA
   ABA #031201467
   For Credit to:
   Account # 2000011241830
   Further Credit:
   The Memorial Funds -
     Value Equity Fund
   (Your Name)
   (Your Account Number)

General Information

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value of a share or NAV next calculated after ISC receives your completed application. If ISC receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the last reported sales price. If market quotations are not readily available, the Fund values securities at fair value, as determined by the Board.

Transactions Through Third Parties If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

Buying Shares

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

      Checks For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

      Purchases by Automated Clearing House ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, ISC will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

      Wires Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

        TYPE OF ACCOUNT                               REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND        o  Instructions must be signed
JOINT ACCOUNTS                                by all persons required to sign
Individual accounts are owned by              exactly as their names appear
one person, as are sole                       on the account
proprietorship accounts.  Joint
accounts have two or more owners
(tenants)

GIFTS OR TRANSFERS TO A MINOR              o  Depending on state laws, you
(UGMA, UTMA)                                  can set up a custodial account
These custodial accounts provide a            under the UGMA or the UTMA
way to give money to a child and           o  The custodian must sign
obtain tax benefits                           instructions in a manner
                                              indicating custodial capacity

BUSINESS ENTITIES                          o  Submit a Corporate/Organization
                                              Resolution form or similar
                                              document

TRUSTS                                     o  The trust must be
                                              established before an account
                                              can be opened
                                           o  Provide a certified trust
                                              document, or the pages from the
                                              trust document that identify
                                              the trustees


Investment Procedures

      HOW TO OPEN AN ACCOUNT                  HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                   BY CHECK

o     Call or write us for an              o  Fill out an investment slip
      account application (and a              from a confirmation statement
      Corporate/Organization                  or write us a letter
      Resolution form, if                  o  Write your account number on
      applicable)                             your check
o     Complete the application (and        o  Mail us the slip (or your
      resolution form)                        letter) and a check
o     Mail us your application (and
      resolution form) and a check

BY WIRE                                    BY WIRE

o     Call or write us for an              o  Call to notify us of your
      account application (and a              incoming wire
      Corporate/Organization               o  Instruct your bank to wire
      Resolution form, if                     your money to us
      applicable)
o     Complete the application (and
      resolution form)
o     Call us to fax the completed
      application (and resolution
      form) and we will assign you
      an account number
o     Mail us your original
      application (and resolution
      form)
o     Instruct your bank to wire
      your money to us

BY ACH PAYMENT                             BY SYSTEMATIC INVESTMENT

o     Call or write us for an              o  Complete the Systematic
      account application (and a              Investment section of the
      Corporate/Organization                  application
      Resolution form, if                  o  Attach a voided check to
      applicable)                             your application
o     Complete the application (and        o  Mail us the completed
      resolution form)                        application and the voided check
o     Call us to fax the completed
      application (and resolution
      form) and we will assign you
      an account number
o     Mail us your original
      application (and resolution form)
o     Make an ACH payment


Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

Limitations on Purchases The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or ISC, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you recently purchased your shares by check and the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

                      How To Sell Shares from Your Account
By Mail

o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send your  proceeds
o  Obtain a  signature  guarantee  (if  required)
o  Obtain  other documentation (if required)
o  Mail us your request and documentation

By Wire

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o  Mail us your request (See "By Mail")

By Telephone

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
  o  Your account number
  o  Exact name(s) in which the account is  registered
  o  Additional  form of identification
o  Your proceeds will be:
  o  Mailed to you or
  o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

Systematically

o  Complete the systematic withdrawal  section  of  the  application
o  Attach  a  voided  check  to  your application
o  Mail us your completed application

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as ISC takes reasonable measures to verify the order.

Wire Redemptions You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

Systematic Withdrawal If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o  Written requests to redeem $100,000 or more
o  Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

Lost Accounts ISC will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless ISC determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to ISC will be reinvested and the checks will be canceled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Requirements You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as ISC takes reasonable measures to verify that the order is genuine.

                                 How to Exchange
By Mail

o  Prepare a written request including:
  o  Your name(s) and signature(s)
  o  Your account number
  o  The names of the funds you are exchanging
  o  The dollar amount or number of shares you want to sell (and exchange)
o  If opening  a new  account,  complete  an  account  application  if  you  are
   requesting  different  shareholder   privileges
o  Mail  us  your  request  and documentation

By  Telephone

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
  o  Your account number
  o  Exact name(s) in which account is registered
  o  Additional form of identification

SUB-ADVISER PAST PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table set forth the combined performance data relating to the historical performance of the PPM America, Inc. Diversified Large Capitalization Equity Composite, managed by PPM America, Inc. ("PPM"), sub-adviser to the Fund. As of December 31, 2001, the composite includes all separately managed private account clients that PPM manages in the same style as the Fund. In aggregate, this composite is valued at $747 million. The private accounts have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While PPM is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and takes into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the accounts included in the composite, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.

You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts included in the composite. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.

The following chart and table show the composite performance data for the PPM America, Inc. Diversified Large Capitalization Equity Composite for the period ended December 31, 2001.

                          Average Annual Total Returns

                 1 Year      3 Years     5 Years     Since Inception
                                                        (12/1/1992)
                 12.48%       5.80%       11.43%           15.35%


                      PPM's Composite for the    Russell 1000      S&P/Barra
Year(s)               Value Equity Style (1)    Value Index(2)   Value Index(3)

1 Year (2001)                12.48%                -5.59%          -11.71%
3 Years (1999-2001)(4)        5.80%                 2.74%            1.83%
5 Years (1997-2001)(4)       11.43%                11.13%            9.49%
Since Inception
  (12/1/1992)(4)             15.35%                14.35%           13.49%
1997                         28.59%                35.18%           29.99%
1998                         12.78%                15.63%           14.68%
1999                         -0.45%                 7.35%           12.73%
2000                          5.78%                 7.01%            6.08%
2001                         12.48%                -5.59%          -11.71%

(1) Includes all value equity accounts(s) managed by PPM with similar investment objectives, policies and strategies.

(2) The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.

(3) The S&P/BARRA Value Index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index. Other characteristics of securities in the S&P/BARRA Value Index include high dividend yields, and high P/E ratios. The S&P/BARRA Value Index is a market-weighted index, with each stock affecting it in proportion to its market value. One cannot invest directly in the index. While both the Russell 1000 Value Index and S&P/BARRA Value Index are shown, PPM believes that the S&P/BARRA Value Index more closely represents the private accounts' industry diversification, capitalization range and risk characteristics.

(4)  Average annual returns through December 31, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Core and Gateway(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditors' report are included in the Annual Report, which is available upon request, without charge.


                                                      Year Ended

                                     12/31/01  12/31/00  12/31/99 12/31/98(1)

Selected Data for a Single Share
Beginning Net Asset Value               $9.12  $8.75      $9.19   $10.00
Income From Investment Operations
  Net investment income                  0.13   0.16       0.08     0.03
  Net gain (loss) on securities
  (realized and unrealized)              1.15   0.37      -0.44    -0.81
Total From Investment Operations         1.28   0.53      -0.36    -0.78
Less Distributions
  From net investment income            -0.14  -0.16      -0.08    -0.03
  From capital gain                         -      -          -        -
Total Distributions                     -0.14  -0.16      -0.08    -0.03
Ending Net Asset Value                 $10.26  $9.12      $8.75    $9.19
Other Information
Ratios to Average Net Assets
  Expenses                               1.09%  1.00%      1.00%    1.00%(2)
  Expenses (gross)                       1.82%  1.18%      1.09%    1.25%(2)
  Net investment income                  1.26%  1.59%      0.90%    0.59%(2)
Total Return (3)                        14.08%  6.20%     -3.96%   -7.76%
Portfolio Turnover Rate                    45%   168%(4)     60%      37%
Net Assets at End of Period
 (in thousands)                         $3,210  $17,617    $37,068  $30,670


(1)  Institutional Shares of the Fund commenced operations on March  30, 1998.
(2)  Annualized.

(3) Total return would have been lower had certain expenses not been reduced during the period shown.

(4) Higher than normal portfolio turnover rate was the result of a change in the Fund's sub-adviser on April 1, 2000.

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
            Each Fund will provide annual and semi-annual reports to shareholders that will provide additional information about the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

                              Contacting the Funds
              You can get free copies of both reports and the SAI,
           request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

                                 Memorial Funds
                                  P.O. Box 844
                             Conshohacken, PA 19428
                                 (888) 263-5593

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
             You can also review each Fund's reports, SAI and other
           information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The
            scheduled hours of operation of the Public Reference Room
          may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by
                           e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

                         Free copies of the reports and
                           SAI are available from the
                         SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-8529

                               MEMORIAL FUNDS LOGO

                              Government Bond Fund

                               Growth Equity Fund

                                Value Equity Fund



                                 Memorial Funds
                           555 North Lane, Suite 6160
                          Conshohocken, PA 19428-2245
                                 (888) 263-5593


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